WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
WARRANTS
Schedule of warrants outstanding

Warrant Type	Shares	Exercise Price
Public Warrants	11,039,957	$11.50
Private Warrants	8,693,333	$11.50
Total Warrants	19,733,290